SIGNIFICANT ACCOUNTING POLICIES - Short-term and restricted bank deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents	$ 24,535	$ 79,423
Restricted cash		5,100
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	$ 24,535	$ 84,523	$ 46,034	$ 69,773